Non-cash Financing Activities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non cash financing activities related to financing lease liabilities	$ 19,891
Non-cash investing activities	0	$ 0
Non-cash financing activity		0	$ 0
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non cash financing activities related to financing lease liabilities	19,891
Non-cash financing activity	$ 0	$ 0
Common Class A [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Issuance of shares related to acquisition			163,137
Issuance of shares related to acquisition, value			$ 12,282